UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

EFMT DEPOSITOR LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001946154

EFMT 2025-INV3

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable): ________________

Robert A. Catarella, (203) 409-3596

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

EFMT DEPOSITOR LLC
By: Ellington Management GROUP, L.L.C., as its manager

Date: June 30, 2025	/s/ Robert A. Catarella
Name: Robert A. Catarella
Title: Managing Director

EXHIBIT INDEX

99.01       AMC Diligence, LLC (“AMC”) Narrative

99.02       AMC Rating Agency Grades Report

99.03       AMC Exception Grades Report

99.04       AMC Valuation Summary Report

99.05       AMC Supplemental Data Report

99.06       AMC Business Purposes Report

99.07       Consolidated Analytics, Inc (“CA”) Narrative

99.08       CA MLPSA Extract Report

99.09       CA Exception Report

99.10       CA Rating Agency Grades Report

99.11       CA Valuations Summary Report

99.12       CA Data Compare Report

99.13       Digital Risk, LLC (“Digital Risk”) Narrative

99.14       Digital Risk Findings Summary Report

99.15       Digital Risk Findings Exception Report

99.16       Digital Risk Rating Agency Grades Report

99.17       Digital Risk Valuation Report

99.18       Digital Risk DI Summary Report

99.19       Digital Risk DI Due Diligence Standard Report

99.20       Digital Risk Supplemental Report

99.21       Digital Risk Non-QM Supplemental Report

99.22       Evolve Mortgage Services (“Evolve”) Narrative

99.23       Evolve Rating Agency Grades Report

99.24       Evolve Exception Detail Report

99.25       Evolve Valuation Report

99.26       Evolve Data Compare Report

99.27       Evolve QM or ATR Data Report

99.28       Evolve Business Purpose Report

99.29       Evolve Additional Data Report

99.30       Incenter Lender Services LLC (“Incenter”) Narrative

99.31       Incenter Review Summary Report

99.32       Incenter Exception Report

99.33       Incenter Rating Agency Grades Report

99.34       Incenter Tape Compare Report

99.35       Incenter Supplemental Data Report

99.36       Incenter QM or ATR Report

99.37       Incenter Valuation Summary Report

99.38       Incenter Business Purpose Report

99.39       Opus Capital Markets Consultants, LLC (“Opus”) Narrative

99.40       Opus Standard Findings Report

99.41       Opus Rating Agency Grades Summary Report

99.42       Opus ATR or QM Report

99.43       Opus Supplemental Data Report

99.44       Opus Business Purpose Report

99.45       Opus Valuation Report

99.46       Opus Data Compare Report

99.47       Selene Diligence LLC (“Selene”) Narrative

99.48       Selene Rating Agency Grades Report

99.49       Selene Standard Findings Report

99.50       Selene Valuation Report

99.51       Selene Mortgage Loan Schedule Report

99.52       Selene Supplemental Data Report

99.53       Selene Business Purpose Report

99.54       Selene Data Compare Report

99.55       The StoneHill Group, Inc. (“Stonehill”) Narrative

99.56       Stonehill Rating Agency Grades Summary Report

99.57       Stonehill Rating Agency Grades Details Report

99.58       Stonehill ATR or QM Report

99.59       Stonehill Business Purpose Report

99.60       Stonehill Data Compare Report

99.61       Stonehill Supplemental Data Report

99.62       Stonehill Valuation Report

99.63       Canopy Financial Technology Partners LLC (“Canopy”) Narrative

99.64       Canopy Supplemental Data Report

99.65       Canopy Business Purpose Report

99.66       Canopy Rating Agency Grades Summary Report

99.67       Canopy Rating Agency Grades Detail Report

99.68       Canopy Valuation Report

99.69       Canopy Data Compare Report

99.70       Canopy ATR or QM Report